Leases - Schedule of Operating Lease Maturity (Details) - USD ($)	Jun. 30, 2026	Dec. 31, 2025
Schedule of Operating Lease Maturity [Abstract]
2026 (6 months remaining)
2027
2028	3,665,510
2029
2030
2031
Thereafter
Total	3,665,510
Less: interest	(623,358)
Present value of lease liabilities	$ 3,042,152	$ 3,942,959